Accounting for Financial Instruments - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2017 USD_per_Pound lb	Dec. 31, 2016 USD_per_Pound lb
Copper [member]
Disclosure of fair value measurement of assets [line items]
Outstanding receivable	138	114
Commodity price | USD_per_Pound	3.26	2.50
Zinc [member]
Disclosure of fair value measurement of assets [line items]
Outstanding receivable	197	231
Outstanding payable	97	114
Commodity price | USD_per_Pound	1.50	1.17
Lead [member]
Disclosure of fair value measurement of assets [line items]
Outstanding receivable	44	26
Outstanding payable	30	20
Commodity price | USD_per_Pound	1.13	0.90